111 West Monroe Street Chicago, Illinois 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

VIA EDGAR

April 30, 2020

United States Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                         First Trust Exchange-Traded AlphaDEX® Fund II

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded AlphaDEX® Fund II (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant’s registration statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to First Trust Developed Markets ex-US AlphaDEX® Fund, a series of the Registrant.

If you have any questions please do not hesitate to contact William C. Hermann at (312) 845-3895.

Very truly yours,

/s/  CHAPMAN AND CUTLER LLP

Chapman and Cutler llp